Disclosure of geographical areas, revenue by customer location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue from external customers	$ 1,362,553	$ 1,128,678
Canada [Member]
Statement [Line Items]
Revenue from external customers	421,247	372,439
United States [Member] (UnitedStatesMember)
Statement [Line Items]
Revenue from external customers	236,467	146,419
Switzerland [Member]
Statement [Line Items]
Revenue from external customers	159,085	256,377
Germany [Member]
Statement [Line Items]
Revenue from external customers	144,684	39,703
China [Member]
Statement [Line Items]
Revenue from external customers	145,935	139,200
Peru [Member]
Statement [Line Items]
Revenue from external customers	101,033	68,964
Philippines [Member]
Statement [Line Items]
Revenue from external customers	120,199	70,933
Other [Member]
Statement [Line Items]
Revenue from external customers	$ 33,903	$ 34,643